Business Combinations, 2022 Acquisitions (FY) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Northern Arizona Hematology and Oncology [Member] | Maximum [Member]
Asset Acquisitions [Abstract]
Aggregate purchase price	$ 0.1